ASSETS CHARGED AS SECURITY FOR LIABILITIES AND COLLATERAL ACCEPTED AS SECURITY FOR ASSETS (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Assets Pledged As Security [Line Items]
Gross assets charged as security for liabilities	£ 47,815	£ 37,123
TSB
Disclosure Of Assets Pledged As Security [Line Items]
Increase in gross assets charged as security for liabilities	7,727
Increase in note issuances available for creating collateral	1,492
Securitisations and covered bonds | Internally retained
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued under securitisation and covered bond programmes retained internally	6,563	2,975
Securitisations and covered bonds | Third party bilateral secured funding transactions
Disclosure Of Assets Pledged As Security [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	2,293	1,500
Santander UK plc | Securitisations and covered bonds | Internally retained
Disclosure Of Assets Pledged As Security [Line Items]
Internally retained securitisation and covered bond issuances available for creating collateral	£ 3,708	£ 657